Disclosure of breakdown of security (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of breakdown of security [Line Items]
Total of breakdown of security	R$ (278,352)	R$ (446,342)
Additions in breakdown of security	75,549	(44,789)
Reversals in breakdown of security	37,600	180,073
Provision for inclusion and reversal	113,149	135,284
Foreign currency exchange	(72,885)	32,706
Total of breakdown of security	R$ (238,088)	R$ (278,352)